Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

Note 14 — SHAREHOLDERS' EQUITY

On April 6, 2015, the Board of Directors adopted a consent resolution to effectuate a 1:1000 stock split. Simultaneously on April 6, 2015, the Company also issued additional 15,000,000 common shares for nominal consideration. On April 29, 2015, the Company repurchased 4,000,000 common shares in total from current shareholders in accordance with their share percentages as treasury stock for a nominal consideration. As a result, the Company had 50,000,000 authorized common shares, $0.001 par value per share.

All the existing shareholders and directors of the Company consider this issuance of 15 million common shares and repurchase of 4 million common shares on April 29, 2015 was part of the company's recapitalization to result in 12,000,000 common shares issued and outstanding prior to completion of the initial public offering. No cash or other consideration was paid for these stock issuances and repurchase. The Company believes it is appropriate to reflect the 1:1000 stock split and repurchase that resulted in 12,000,000 shares of our common stock issued and outstanding on a retroactive basis similar to stock split or dividend pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all the periods presented.

On December 26, 2016, the Company completed its initial public offering ("IPO") of 2,695,347 shares of its common stock at a public offering price of $4.00 per share. The gross proceeds from the offering were approximately $10.8 million before deducting placement agents' commissions and other offering expenses, resulting in net proceeds of approximately $10.1 million. In connection with the offering, the Company's common stock began trading on the NASDAQ Capital Market beginning on December 26, 2016 under the symbol "HEBT".

On November 20, 2017, the Board approved an amendment to the Company's article of association to re-designate their common shares into Class A common shares and Class B common shares. The Class A common shares have one vote per share, and the Class B common shares have five votes per share. The Third Amended and Restated Memorandum of Association was filed with the BVI Registrar of Corporate Affairs on March 7, 2018.

Public Offering Warrants

In connection with the IPO on December 26, 2016, the Company issued warrants equal to five percent (5%) of the shares issued in the IPO, totaling 134,768 units to the placement agents (the "Public Offering Warrants"). The warrants carry a term of three years, and shall not be exercisable for a period of six months from the closing of the IPO and shall be exercisable at $4.80 per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders' equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders' equity. As of December 31, 2018, the total number of warrants outstanding was 134,768 with weighted average remaining life of 1 year. No warrants were exercised as of December 31, 2018.

The fair value of this Public Offering Warrants was $488,730. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: risk free rate of 1.58%; expected term of 3 years; exercise price of the warrants of $4.80; volatility of 90.7%; and expected future dividends of nil.

Equity Investment in Weijia

On March 10, 2018, the Company entered into a share acquisition agreement (the "Agreement") with the sole shareholder of Xuzhou Weijia Biotechnology Co., Ltd. ("Weijia") to acquire 49% of the equity in Weijia. Pursuant to the Agreement, the Company issued 1,442,778 unregistered Class A common shares (based on an agreed value of $2.00 per share, totalling $2,885,556) as a consideration to the individuals designated by the selling shareholder of Weijia. The Company accounts for its investment in Weijia under the equity method of accounting. As of December 31, 2018, the investment was $3,054,090 and is included in equity investment on the Consolidated Balance Sheets. For the year ended December 31, 2018, the Company recorded equity income of $116,138 from its investment in Weijia.

Shares Issued for Consulting Services

On January 13, 2016, the Company signed a consulting agreement with Weitian Group LLC ("Weitian"), to engage Weitian to provide certain consulting services. The agreement terminated on March 12, 2018. Pursuant to the agreement, the Company was required to pay Weitian $58,500 (the "Service Fee"). On March 15, 2018, the Company and Weitian signed a settlement agreement, pursuant to which the Company issued 31,452 unregistered Class A common shares to Weitian to settle the Service Fee on March 13, 2018 and the Company recorded a consulting fee of $58,500 included in general and administrative expense for the year ended December 31, 2018.

On December 26, 2017, the Company signed a consulting agreement with Real Miracle Investments Ltd. ("Miracle"), to engage Miracle as its consultant to provide professional services related to the Company's business strategies, marketing development, business operations, and merger and acquisitions, etc. As of December 31, 2017, the consulting services were not performed. The agreement has a term for one year. Pursuant to the agreement, the Company agreed to pay total of 100,000 shares of the Company's common stock as compensation for the services within 90 days after signing of the agreement. The Company issued 100,000 unregistered Class A common shares to Miracle on March 12, 2018. The fair value of those shares was assessed at $181,000 based on the stock price of those shares upon issuance and the Company recorded a consulting fee expense of $181,000 included in the general and administrative expense for the year ended December 31, 2018.